Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cash FDIC insured amount	$ 250,000
Cash equivalents	0	$ 0
Unrecognized tax benefits	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0
Class A Common Stock
Shares subject to forfeiture	26,963,158